Quarterly Holdings Report
for
Fidelity® Small Cap Value Index Fund
March 31, 2026
SVI-NPRT3-0526
1.9896351.106
Common Stocks - 99.8%
	Shares	Value ($)
AUSTRIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Critical Metals Corp (b)(c)	45,422	360,651
BERMUDA - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	65,914	804,810
Financials - 0.3%
Banks - 0.2%
Bank of Nt Butterfield & Son Ltd/The (United States)	51,804	2,718,674
Insurance - 0.1%
Hamilton Insurance Group Ltd Class B	54,869	1,636,742
Kestrel Group Ltd	822	8,878
		1,645,620
TOTAL FINANCIALS		4,364,294
Industrials - 0.0%
Marine Transportation - 0.0%
Himalaya Shipping Ltd (United States)	33,702	448,236
TOTAL BERMUDA		5,617,340
BRAZIL - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Pagseguro Digital Ltd Class A	85,239	854,095
CAMEROON - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Golar LNG Ltd	121,337	6,565,545
CANADA - 1.4%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Encore Energy Corp (United States) (b)	228,762	411,772
Kolibri Global Energy Inc (United States) (b)	29,090	159,703
Teekay Tankers Ltd Class A	29,877	2,190,582
TOTAL ENERGY		2,762,057
Financials - 0.0%
Financial Services - 0.0%
Brookfield Business Corp Class A (United States)	18,724	592,427
Health Care - 0.0%
Biotechnology - 0.0%
Fennec Pharmaceuticals Inc (United States) (b)	25,558	157,182
Information Technology - 0.3%
Software - 0.3%
Hut 8 Corp (United States) (b)(c)	121,957	5,721,003
Materials - 0.5%
Metals & Mining - 0.5%
Novagold Resources Inc (United States) (b)	24,329	218,474
Ssr Mining Inc (United States) (b)	253,327	7,447,815
TOTAL MATERIALS		7,666,289
Utilities - 0.4%
Gas Utilities - 0.4%
Brookfield Infrastructure Corp (United States)	149,947	5,925,905
TOTAL CANADA		22,824,863
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	152,642	491,508
Software - 0.0%
Chaince Digital Holdings Inc (b)(c)	44,626	177,611
TOTAL CHINA		669,119
COSTA RICA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Logistic Properties Of The Americas (b)	4,661	15,380
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	69,399	451,094
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd (b)(c)	590,015	1,640,242
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Webull Corp Class A	300,346	1,441,661
IRELAND - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	42,724	651,541
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	49,425	480,411
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Cimpress PLC (b)	16,556	1,208,588
TOTAL IRELAND		2,340,540
ISRAEL - 0.0%
Communication Services - 0.0%
Media - 0.0%
Nexxen International Ltd (b)	38,452	250,707
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Nano-X Imaging Ltd (b)(c)	65,574	148,853
Pharmaceuticals - 0.0%
MediWound Ltd (b)(c)	802	12,920
TOTAL HEALTH CARE		161,773
TOTAL ISRAEL		412,480
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc (b)	21,939	201,619
MEXICO - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Borr Drilling Ltd (b)	354,858	2,047,531
MONACO - 0.3%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Scorpio Tankers Inc	56,130	4,190,666
Industrials - 0.1%
Marine Transportation - 0.1%
Costamare Bulkers Holdings Ltd	9,895	153,076
Costamare Inc	54,968	928,959
Safe Bulkers Inc	63,421	401,455
TOTAL INDUSTRIALS		1,483,490
TOTAL MONACO		5,674,156
NORWAY - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.1%
Seadrill Ltd (b)	49,639	2,258,575
Oil, Gas & Consumable Fuels - 0.2%
FLEX LNG Ltd (c)	32,862	976,330
SFL Corp Ltd	151,170	1,631,124
		2,607,454
TOTAL ENERGY		4,866,029
Industrials - 0.0%
Electrical Equipment - 0.0%
T1 Energy Inc (b)(c)	253,194	1,111,521
TOTAL NORWAY		5,977,550
PANAMA - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Banco Latinoamericano de Comercio Exterior SA Class E	35,203	1,798,169
PUERTO RICO - 0.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Latin America Ltd Class A (b)	63,260	546,566
Liberty Latin America Ltd Class C (b)	145,247	1,281,079
TOTAL COMMUNICATION SERVICES		1,827,645
Financials - 0.2%
Banks - 0.2%
First BanCorp/Puerto Rico	89,740	1,916,846
Ofg Bancorp	53,763	2,175,251
TOTAL FINANCIALS		4,092,097
TOTAL PUERTO RICO		5,919,742
SINGAPORE - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Kulicke & Soffa Industries Inc	26,466	1,739,346
SOUTH AFRICA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Caledonia Mining Corp PLC	20,695	467,500
SWITZERLAND - 0.6%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Garrett Motion Inc	220,803	4,011,991
Health Care - 0.4%
Biotechnology - 0.4%
CRISPR Therapeutics AG (b)(c)	113,692	5,408,328
Industrials - 0.0%
Machinery - 0.0%
Aebi Schmidt Holding AG	43,055	418,064
TOTAL SWITZERLAND		9,838,383
THAILAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	31,477	897,724
UNITED KINGDOM - 0.1%
Financials - 0.1%
Capital Markets - 0.0%
Marex Group PLC	21,391	953,611
Insurance - 0.1%
Fidelis Insurance Holdings Ltd	68,500	1,309,035
TOTAL FINANCIALS		2,262,646
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	34,502	420,234
TOTAL UNITED KINGDOM		2,682,880
UNITED STATES - 95.4%
Communication Services - 2.8%
Diversified Telecommunication Services - 0.3%
Atn International Inc	12,614	343,353
Bandwidth Inc Class A (b)	26,081	464,763
IDT Corp Class B	4,615	226,596
Lumen Technologies Inc (b)	137,567	956,091
Shenandoah Telecommunications Co (c)	63,140	973,619
Uniti Group Inc (b)	208,385	1,954,651
		4,919,073
Entertainment - 0.5%
AMC Entertainment Holdings Inc Class A (b)(c)	640,045	627,244
CuriosityStream Inc Class A	5,561	16,461
Gaia Inc Class A (b)	20,693	57,320
Lionsgate Studios Corp	254,708	2,442,650
Marcus Corp/The	27,766	476,742
Playstudios Inc Class A (b)	101,075	47,424
Playtika Holding Corp	58,236	161,896
Reservoir Media Inc (b)	21,665	212,100
Sphere Entertainment Co Class A (b)	33,736	3,960,606
Starz Entertainment Corp	14,193	163,220
Vivid Seats Inc Class A (b)(c)	2,525	14,923
		8,180,586
Interactive Media & Services - 0.3%
Angi Inc Class A (b)(c)	43,609	298,722
Bumble Inc Class A (b)	78,519	255,972
Cars.com Inc (b)	64,503	523,764
Getty Images Holdings Inc Class A (b)(c)	102,817	81,575
Nextdoor Holdings Inc Class A (b)	273,381	382,733
Rumble Inc Class A (b)(c)	101,551	517,910
Shutterstock Inc	30,991	514,761
Teads Holding Co (b)(c)	44,141	29,071
TripAdvisor Inc Class A (c)	73,925	788,041
Ziff Davis Inc (b)(c)	48,767	2,046,263
		5,438,812
Media - 1.4%
Advantage Solutions Inc Class A (b)	4,735	100,098
AMC Networks Inc Class A (b)	38,705	262,807
Boston Omaha Corp (b)	24,539	286,616
Cable One Inc (b)(c)	6,395	583,288
EchoStar Corp Class A (b)(c)	168,608	19,738,939
Entravision Communications Corp Class A	62,980	187,051
EW Scripps Co/The Class A (b)(c)	81,084	301,632
Gray Media Inc (c)	110,305	478,724
iHeartMedia Inc Class A (b)	150,098	438,286
John Wiley & Sons Inc Class A	3,083	117,462
National CineMedia Inc	84,117	256,557
Newsmax Inc Class B (c)	58,876	307,333
Optimum Communications Inc Class A (b)	273,024	354,931
PubMatic Inc Class A (b)	47,350	387,323
Scholastic Corp	25,666	1,002,514
Sinclair Inc Class A	47,945	620,408
TechTarget Inc (b)(c)	32,064	124,408
USA TODAY Co Inc (b)	17,008	119,906
		25,668,283
Wireless Telecommunication Services - 0.3%
Spok Holdings Inc	27,463	299,347
Telephone and Data Systems Inc	123,559	5,201,834
		5,501,181
TOTAL COMMUNICATION SERVICES		49,707,935
Consumer Discretionary - 8.9%
Automobile Components - 1.4%
Adient PLC (b)	97,765	1,975,831
Cooper-Standard Holdings Inc (b)	20,939	583,570
Dana Inc	140,701	4,734,589
Dauch Corporation (b)(c)	284,220	1,685,425
Fox Factory Holding Corp (b)	38,713	637,216
Gentherm Inc (b)	37,308	1,036,416
Goodyear Tire & Rubber Co/The (b)	343,754	2,279,089
Holley Inc Class A (b)	94,771	290,946
LCI Industries	26,355	3,241,138
Motorcar Parts of America Inc (b)	16,898	186,891
Phinia Inc	47,300	3,237,212
Solid Power Inc (b)(c)	199,387	598,161
Standard Motor Products Inc	26,375	916,268
Strattec Security Corp (b)	5,027	393,815
Visteon Corp	34,250	3,120,518
		24,917,085
Automobiles - 0.1%
Faraday Future Intelligent Electric Inc Class A (b)(c)	232,308	63,838
Winnebago Industries Inc	34,128	1,057,627
		1,121,465
Broadline Retail - 0.1%
Kohl's Corp	136,029	1,754,774
Savers Value Village Inc (b)(c)	3,088	22,975
		1,777,749
Distributors - 0.1%
GigaCloud Technology Inc Class A (b)	29,835	1,353,912
Gold.com Inc	23,750	951,900
Weyco Group Inc	7,743	248,163
		2,553,975
Diversified Consumer Services - 0.8%
American Public Education Inc (b)	1,102	62,682
European Wax Center Inc Class A (b)	1,991	11,508
Graham Holdings Co Class B	3,990	4,218,467
Laureate Education Inc (b)	103,030	3,589,565
Matthews International Corp Class A	37,082	957,457
McGraw Hill Inc	10,407	142,576
Mister Car Wash Inc (b)	12,271	85,529
Perdoceo Education Corp	79,974	2,975,833
Phoenix Education Partners Inc	1,854	58,327
Strategic Education Inc	28,650	2,376,804
		14,478,748
Hotels, Restaurants & Leisure - 0.7%
Biglari Holdings Inc Class B (b)	829	273,230
BJ's Restaurants Inc (b)	8,406	295,051
Black Rock Coffee Bar Inc Class A	8,533	110,246
Bloomin' Brands Inc	40,602	219,251
Brightstar Lottery PLC	131,382	1,673,807
Cracker Barrel Old Country Store Inc	20,116	565,461
Dine Brands Global Inc	15,007	393,784
El Pollo Loco Holdings Inc (b)	34,268	474,954
Global Business Travel Group I Class A (b)(c)	17,598	98,197
Golden Entertainment Inc	23,854	636,663
Jack in the Box Inc (b)(c)	3,560	34,424
Krispy Kreme Inc (c)	83,855	284,268
Marriott Vacations Worldwide Corp (c)	34,790	2,265,525
Nathan's Famous Inc	235	23,671
Navan Inc Class A (b)(c)	9,240	122,338
Papa John's International Inc (c)	37,363	1,210,935
Portillo's Inc Class A (b)	82,866	438,361
Pursuit Attractions and Hospitality Inc (b)	24,760	906,959
Rci Hospitality Holdings Inc	3,606	82,253
Red Rock Resorts Inc Class A	27,054	1,443,601
Sabre Corp (b)	337,939	490,012
Serve Robotics Inc (b)(c)	9,049	76,374
Six Flags Entertainment Corp (b)(c)	23,821	422,823
Target Hospitality Corp (b)	39,777	369,131
United Parks & Resorts Inc (b)(c)	1,581	51,635
		12,962,954
Household Durables - 2.0%
Bassett Furniture Industries Inc	10,327	146,127
Beazer Homes USA Inc (b)(c)	33,989	653,948
Century Communities Inc	32,058	1,839,488
Cricut Inc Class A	60,291	225,488
Dream Finders Homes Inc Class A (b)(c)	28,301	393,950
Ethan Allen Interiors Inc	29,238	650,838
Flexsteel Industries Inc	4,370	196,388
Green Brick Partners Inc (b)	25,647	1,652,949
Hamilton Beach Brands Holding Co Class A	8,814	167,025
Helen of Troy Ltd (b)	28,208	406,759
Hovnanian Enterprises Inc Class A (b)	5,968	661,911
KB Home	76,864	3,977,712
La-Z-Boy Inc	51,640	1,659,710
Legacy Housing Corp (b)(c)	10,558	215,700
Leggett & Platt Inc	166,130	1,641,364
LGI Homes Inc (b)	25,469	1,006,790
Lovesac Co/The (b)	6,048	89,329
M/I Homes Inc (b)	32,452	3,973,747
Meritage Homes Corp	84,266	5,211,009
Sonos Inc (b)	11,690	156,646
Taylor Morrison Home Corp (b)	119,069	6,934,580
Traeger Inc (b)	837	24,273
Tri Pointe Homes Inc (b)	105,048	4,908,893
		36,794,624
Leisure Products - 0.6%
American Outdoor Brands Inc (b)(c)	14,712	137,410
Callaway Golf Co (b)	164,394	2,281,789
Clarus Corp	37,089	100,882
Escalade Inc	12,789	219,587
Funko Inc Class A (b)	50,149	157,969
JAKKS Pacific Inc	11,351	226,112
Johnson Outdoors Inc Class A	7,266	337,942
Latham Group Inc (b)	6,368	34,196
Malibu Boats Inc Class A (b)(c)	22,808	591,183
Marine Products Corp	6,502	47,270
MasterCraft Boat Holdings Inc (b)	19,393	397,750
Peloton Interactive Inc Class A (b)	317,749	1,363,143
Polaris Inc	66,544	3,626,649
Smith & Wesson Brands Inc	55,139	790,142
Sturm Ruger & Co Inc	11,235	450,411
		10,762,435
Specialty Retail - 2.5%
1-800-Flowers.com Inc Class A (b)(c)	29,477	89,610
Academy Sports & Outdoors Inc	82,537	4,659,215
Advance Auto Parts Inc	74,687	3,939,739
America's Car-Mart Inc/TX (b)	8,863	112,826
American Eagle Outfitters Inc	198,585	3,316,370
Arko Corp	76,705	426,480
Asbury Automotive Group Inc (b)	24,129	4,715,049
BARK Inc (b)	32,193	16,309
Barnes & Noble Education Inc (b)	20,065	177,174
Bed Bath & Beyond Inc (b)	84,982	394,316
Buckle Inc/The	2,443	123,029
Caleres Inc	41,783	440,393
Citi Trends Inc (b)	5,852	253,509
Designer Brands Inc Class A	41,631	236,880
EVgo Inc Class A (b)	136,877	235,428
Genesco Inc (b)	11,597	336,197
Group 1 Automotive Inc	8,195	2,709,513
Haverty Furniture Cos Inc	17,013	360,335
J Jill Inc	8,805	100,905
Lands' End Inc (b)	10,573	118,841
MarineMax Inc (b)(c)	22,758	615,831
Monro Inc	35,383	567,543
National Vision Holdings Inc (b)	96,788	2,506,809
OneWater Marine Inc Class A (b)	13,741	129,852
Outdoor Holding Co (b)	129,506	260,307
Petco Health & Wellness Co Inc Class A (b)	99,243	275,896
RealReal Inc/The (b)	97,731	887,397
Sally Beauty Holdings Inc (b)	123,488	1,710,309
Shoe Carnival Inc	23,049	359,334
Signet Jewelers Ltd (c)	49,312	4,173,768
Sleep Number Corp (b)	22,551	40,479
Sonic Automotive Inc Class A (c)	11,890	815,297
Stitch Fix Inc Class A (b)	128,761	426,199
Torrid Holdings Inc (b)(c)	40,466	72,029
Upbound Group Inc	43,239	780,464
Urban Outfitters Inc (b)	52,815	3,345,830
Victoria's Secret & Co (b)	61,072	2,831,298
Winmark Corp	3,690	1,577,660
Zumiez Inc (b)	16,053	355,734
		44,494,154
Textiles, Apparel & Luxury Goods - 0.6%
Capri Holdings Ltd (b)	145,744	2,568,009
Carter's Inc	44,420	1,588,459
G-III Apparel Group Ltd	45,166	1,251,098
Kontoor Brands Inc	13,053	917,495
Lakeland Industries Inc (c)	10,218	83,685
Movado Group Inc	19,189	468,595
Oxford Industries Inc	17,717	682,282
Rocky Brands Inc	8,616	333,612
Steven Madden Ltd	81,329	2,758,680
Superior Group of Cos Inc	14,167	143,937
		10,795,852
TOTAL CONSUMER DISCRETIONARY		160,659,041
Consumer Staples - 1.5%
Beverages - 0.0%
MGP Ingredients Inc	17,887	328,941
Consumer Staples Distribution & Retail - 0.6%
Andersons Inc/The	40,266	2,890,293
Grocery Outlet Holding Corp (b)	117,823	830,652
HF Foods Group Inc (b)	48,696	90,088
Ingles Markets Inc Class A	18,214	1,637,256
United Natural Foods Inc (b)	74,478	3,355,979
Village Super Market Inc Class A	11,508	485,983
Weis Markets Inc	17,056	1,166,460
		10,456,711
Food Products - 0.4%
Alico Inc	6,947	286,633
B&G Foods Inc	100,308	482,481
Beyond Meat Inc (b)(c)	476,564	334,357
Calavo Growers Inc	2,061	53,153
Dole PLC	83,256	1,189,728
Fresh Del Monte Produce Inc	41,539	1,672,361
Hain Celestial Group Inc (b)	113,270	79,040
John B Sanfilippo & Son Inc	3,920	310,974
Limoneira Co	20,657	277,217
Mission Produce Inc (b)	52,964	728,785
Seneca Foods Corp Class A (b)	5,764	871,056
Simply Good Foods Co/The (b)	38,423	551,370
Utz Brands Inc Class A	92,008	728,703
		7,565,858
Household Products - 0.3%
Central Garden & Pet Co (b)	18,880	694,217
Central Garden & Pet Co Class A (b)	52,090	1,688,758
Energizer Holdings Inc	17,418	286,004
Oil-Dri Corp of America	2,628	171,056
Spectrum Brands Holdings Inc	28,251	2,082,099
		4,922,134
Personal Care Products - 0.2%
Beauty Health Co/The Class A (b)	20,042	17,836
Edgewell Personal Care Co	56,137	1,197,964
Herbalife Ltd (b)	32,848	483,523
Honest Co Inc/The (b)	56,723	166,766
Medifast Inc (b)(c)	12,875	131,196
Nature's Sunshine Products Inc (b)	15,000	359,850
Nu Skin Enterprises Inc Class A	60,156	437,936
Olaplex Holdings Inc (b)(c)	176,327	357,944
USANA Health Sciences Inc (b)	13,313	232,578
Waldencast plc Class A (b)	58,800	55,842
		3,441,435
Tobacco - 0.0%
Turning Point Brands Inc	2,496	216,628
Universal Corp/VA	30,154	1,589,116
		1,805,744
TOTAL CONSUMER STAPLES		28,520,823
Energy - 8.5%
Energy Equipment & Services - 3.2%
Atlas Energy Solutions Inc	27,591	361,994
Bristow Group Inc	35,258	1,653,248
Core Laboratories Inc	58,155	976,422
DMC Global Inc (b)	16,411	85,501
Expro Group Holdings NV (b)	101,894	1,773,975
Flowco Holdings Inc Class A	11,910	245,346
Forum Energy Technologies Inc (b)	13,220	775,485
Helix Energy Solutions Group Inc (b)	132,141	1,306,874
Helmerich & Payne Inc	122,999	4,431,654
Innovex International Inc (b)	48,232	1,176,378
Liberty Energy Inc Class A	196,469	5,658,307
Mammoth Energy Services Inc (b)	29,946	73,368
Nabors Industries Ltd (b)	17,569	1,511,988
National Energy Services Reunited Corp (b)	74,779	1,605,505
Natural Gas Services Group Inc	9,037	341,056
Noble Corp PLC	157,209	7,714,246
Oceaneering International Inc (b)(c)	14,111	500,517
Oil States International Inc (b)	70,023	815,068
Patterson-UTI Energy Inc	431,791	4,676,297
ProFrac Holding Corp Class A (b)	35,557	220,453
ProPetro Holding Corp (b)	122,013	1,758,207
Ranger Energy Services Inc Class A	26,826	459,798
RPC Inc	111,966	792,719
SEACOR Marine Holdings Inc (b)(c)	26,769	191,666
Select Water Solutions Inc Class A (c)	111,672	1,708,582
TETRA Technologies Inc (b)	157,886	1,345,189
Tidewater Inc (b)	3,287	274,629
Transocean Ltd (b)	1,154,933	7,657,206
Valaris Ltd (b)	77,622	7,610,061
		57,701,739
Oil, Gas & Consumable Fuels - 5.3%
California Resources Corp	90,964	6,296,528
Calumet Inc (b)	75,554	2,712,389
Centrus Energy Corp Class A (b)(c)	4,695	815,005
Clean Energy Fuels Corp (b)	213,697	529,969
CNX Resources Corp (b)	171,135	6,597,254
Comstock Resources Inc (b)(c)	27,994	590,114
Core Natural Resources Inc	41,434	4,339,383
Crescent Energy Co Class A	320,133	4,321,796
DHT Holdings Inc	168,367	3,076,065
Diversified Energy Co	78,863	1,375,371
Dorian LPG Ltd	46,141	1,578,022
Empire Petroleum Corp (b)(c)	2,066	6,114
Energy Fuels Inc/Canada (United States) (b)(c)	214,369	3,912,234
Epsilon Energy Ltd	25,116	154,715
Evolution Petroleum Corp	8,477	38,825
Excelerate Energy Inc Class A	29,538	987,160
FutureFuel Corp	32,117	123,650
Gevo Inc (b)	289,743	790,998
Granite Ridge Resources Inc	69,969	410,718
Green Plains Inc (b)	85,303	1,403,234
HighPeak Energy Inc Class A (c)	27,927	192,696
Infinity Natural Resources Inc Class A (b)(c)	16,151	284,419
International Seaways Inc	50,086	3,650,268
Kinetik Holdings Inc Class A	16,196	784,048
Magnolia Oil & Gas Corp Class A	179,181	5,656,744
Murphy Oil Corp	168,216	6,938,910
NACCO Industries Inc Class A	4,983	258,967
Navigator Holdings Ltd	35,335	683,026
New Fortress Energy Inc Class A (b)(c)	217,477	128,311
NextNRG Inc (b)(c)	40,111	16,044
Nordic American Tankers Ltd	255,432	1,496,832
Northern Oil & Gas Inc	119,520	3,493,570
OPAL Fuels Inc Class A (b)	3,759	9,473
Par Pacific Holdings Inc (b)	43,795	2,743,319
PBF Energy Inc Class A	104,245	4,964,147
Peabody Energy Corp	152,200	5,014,990
Prairie Operating Co (b)	42,537	86,350
PrimeEnergy Resources Corp (b)	511	118,986
REX American Resources Corp (b)	26,088	1,188,830
Riley Exploration Permian Inc	15,142	551,926
SandRidge Energy Inc	38,982	635,796
SM Energy Co	309,894	9,662,495
Summit Midstream Corp Class A (b)	10,309	311,744
Talos Energy Inc (b)	157,781	2,486,629
VAALCO Energy Inc	114,096	723,369
Vitesse Energy Inc	37,276	676,932
W&T Offshore Inc	122,672	418,312
World Kinect Corp	58,786	1,356,193
XCF Global Inc Class A (c)	37,412	13,674
		94,606,544
TOTAL ENERGY		152,308,283
Financials - 24.0%
Banks - 16.8%
1st Source Corp	22,878	1,583,386
ACNB Corp	12,618	604,024
Amalgamated Financial Corp	28,676	1,114,636
Amerant Bancorp Inc Class A	26,891	592,678
Ameris Bancorp	80,873	6,307,285
Ames National Corp	10,730	302,801
Arrow Financial Corp	19,442	652,668
Associated Banc-Corp	207,035	5,353,925
Atlantic Union Bankshares Corp	177,547	6,345,530
Avidbank Holdings Inc (b)	2,472	70,451
Axos Financial Inc (b)	58,764	5,000,229
Banc of California Inc	157,840	2,774,827
BancFirst Corp	2,081	225,789
Bank First Corp	10,766	1,454,056
Bank of Hawaii Corp (c)	11,315	840,139
Bank of Marin Bancorp	18,295	468,901
Bank7 Corp	5,086	202,830
BankUnited Inc	92,475	4,176,171
Bankwell Financial Group Inc	6,797	329,790
Banner Corp	41,933	2,544,494
Bar Harbor Bankshares	20,924	678,984
BayCom Corp	12,964	385,355
BCB Bancorp Inc	21,264	190,951
Beacon Financial Corp	103,746	3,112,380
Blue Foundry Bancorp (b)(c)	21,584	285,772
Blue Ridge Bankshares Inc	81,475	342,195
Bridgewater Bancshares Inc (b)	12,746	225,604
Burke & Herbert Financial Services Corp	16,833	1,048,528
Business First Bancshares Inc	39,340	1,063,754
BV Financial Inc (b)	7,799	149,273
Byline Bancorp Inc	38,047	1,201,144
C&F Financial Corp	3,770	274,984
California BanCorp	23,086	409,084
Camden National Corp	21,050	998,823
Capital Bancorp Inc	10,827	321,995
Capital City Bank Group Inc	17,171	746,252
Capitol Federal Financial Inc	155,397	1,107,981
Carter Bankshares Inc (b)	22,140	516,305
Cathay General Bancorp	80,483	4,012,882
CB Financial Services Inc	5,775	197,390
Central Pacific Financial Corp	32,445	1,036,942
CF Bankshares Inc Class A	5,853	163,357
Chain Bridge Bancorp Inc Class A (b)	2,505	87,424
Chemung Financial Corp	5,401	290,682
ChoiceOne Financial Services Inc	18,130	509,816
Citizens & Northern Corp	21,836	487,816
Citizens Community Bancorp Inc/WI	10,495	207,801
Citizens Financial Services Inc	5,314	324,951
City Holding Co	6,268	749,151
Civista Bancshares Inc	25,168	573,579
CNB Financial Corp/PA	36,399	1,054,115
CoastalSouth Bancshares Inc	9,481	233,138
Colony Bankcorp Inc	24,906	497,373
Columbia Financial Inc (b)	30,533	534,633
Commercial Bancgroup Inc	7,171	186,589
Community Financial System Inc	51,140	2,999,361
Community Trust Bancorp Inc	20,128	1,222,172
Community West Bancshares	16,445	383,169
Connectone Bancorp Inc	44,566	1,193,032
Customers Bancorp Inc (b)	36,614	2,541,378
CVB Financial Corp	161,053	3,122,818
Dime Community Bancshares Inc	40,940	1,384,591
Eagle Bancorp Inc	28,031	697,131
Eagle Bancorp Montana Inc	9,141	188,122
Eagle Financial Services Inc	5,186	181,406
Eastern Bankshares Inc	270,730	5,295,479
ECB Bancorp Inc/MD (b)	8,918	149,198
Enterprise Financial Services Corp	45,640	2,469,580
Equity Bancshares Inc Class A	21,068	935,630
Farmers & Merchants Bancorp Inc/Archbold OH	16,187	415,520
Farmers National Banc Corp	69,610	916,068
FB Bancorp Inc (b)	18,572	255,179
FB Financial Corp	54,851	2,848,961
Fidelity D&D Bancorp Inc	6,055	262,060
Financial Institutions Inc	24,402	773,787
Finward Bancorp	4,151	150,681
Finwise Bancorp (b)	3,973	63,011
First Bancorp Inc/The	13,810	387,094
First Bancorp/Southern Pines NC	50,147	2,825,783
First Bank/Hamilton NJ	26,092	417,472
First Busey Corp	105,773	2,672,884
First Business Financial Services Inc	9,350	504,246
First Capital Inc	4,162	206,560
First Commonwealth Financial Corp	128,410	2,257,448
First Community Bankshares Inc	20,649	857,346
First Community Corp/SC	6,273	183,360
First Financial Bancorp	129,479	3,609,875
First Financial Corp	12,508	790,506
First Foundation Inc (b)	77,242	455,728
First Internet Bancorp	5,014	102,184
First Interstate BancSystem Inc Class A	108,314	3,617,688
First Merchants Corp	73,698	2,854,324
First Mid Bancshares Inc	27,303	1,124,611
First National Corp/VA	8,685	233,800
First United Corp	7,369	270,000
First Western Financial Inc (b)	6,288	154,559
Firstsun Capital Bancorp (b)	15,629	569,833
Five Star Bancorp	7,058	266,228
Flagstar Financial Inc	377,370	4,969,963
Flushing Financial Corp	41,112	631,480
Franklin Financial Services Corp	5,214	266,331
FS Bancorp Inc	8,066	311,267
Fulton Financial Corp	224,864	4,573,734
FVCBankcorp Inc	18,508	281,137
GBank Financial Holdings Inc (b)	10,562	282,639
German American Bancorp Inc	45,284	1,892,418
Glacier Bancorp Inc	128,427	5,736,834
Great Southern Bancorp Inc	10,160	641,401
Greene County Bancorp Inc	3,478	77,941
Hancock Whitney Corp	103,767	6,598,544
Hanmi Financial Corp	37,244	981,752
Hanover Bancorp Inc	4,651	100,414
Hawthorn Bancshares Inc	7,211	242,939
HBT Financial Inc	14,317	382,550
Heritage Commerce Corp	75,416	941,192
Heritage Financial Corp Wash	42,655	1,109,030
Hilltop Holdings Inc	54,146	1,939,510
Hingham Institution For Savings The (c)	1,904	544,239
Home Bancorp Inc	8,343	505,419
Home BancShares Inc/AR	233,575	6,290,175
HomeTrust Bancshares Inc (c)	19,160	817,174
Hope Bancorp Inc	148,045	1,653,663
Horizon Bancorp Inc/IN	63,194	1,047,125
Independent Bank Corp	61,910	4,656,251
Independent Bank Corp/MI	24,888	828,770
International Bancshares Corp	60,514	4,071,987
Investar Holding Corp	15,471	421,894
John Marshall Bancorp Inc	15,503	314,401
Kearny Financial Corp/MD	74,125	559,644
Lakeland Financial Corp	13,864	795,516
Landmark Bancorp Inc/Manhattan KS	5,970	148,056
LCNB Corp	17,514	273,043
LINKBANCORP Inc	23,523	196,182
Live Oak Bancshares Inc	25,032	827,808
MainStreet Bancshares Inc	7,969	176,912
Mechanics Bancorp Class A (c)	60,533	892,862
Mercantile Bank Corp	20,989	1,059,945
Meridian Corp	9,297	176,271
Metrocity Bankshares Inc	10,859	311,328
Metropolitan Bank Holding Corp	8,381	698,053
Mid Penn Bancorp Inc	24,237	779,462
Midland States Bancorp Inc	25,699	573,345
MVB Financial Corp	13,868	344,342
National Bank Holdings Corp Class A	47,085	1,843,849
National Bankshares Inc VA	7,882	286,984
NB Bancorp Inc	49,504	1,043,049
Nbt Bancorp Inc	59,977	2,553,821
Nicolet Bankshares Inc	18,240	2,710,829
Northeast Bank	3,672	412,623
Northeast Community Bancorp Inc	15,752	374,898
Northfield Bancorp Inc	40,823	552,743
Northpointe Bancshares Inc	25,090	433,053
Northrim BanCorp Inc	13,141	300,666
Northwest Bancshares Inc	183,580	2,329,630
Norwood Financial Corp	11,630	342,155
Oak Valley Bancorp	8,219	266,542
OceanFirst Financial Corp	70,555	1,272,812
Ohio Valley Banc Corp	4,611	202,238
Old National Bancorp/IN	384,301	8,493,052
Old Second Bancorp Inc	62,143	1,252,803
OP Bancorp	13,358	177,661
Orange County Bancorp Inc	10,250	327,795
Origin Bancorp Inc	34,589	1,434,060
Orrstown Financial Services Inc	23,178	836,262
Park National Corp	18,497	3,023,335
Parke Bancorp Inc	11,845	336,398
PCB Bancorp	11,902	267,676
Peapack-Gladstone Financial Corp	11,474	404,000
Peoples Bancorp Inc/OH	43,889	1,442,631
Peoples Bancorp of North Carolina Inc	5,172	202,536
Peoples Financial Services Corp	10,644	567,645
Pioneer Bancorp Inc/NY (b)	12,401	172,622
Plumas Bancorp	7,949	388,070
Ponce Financial Group Inc (b)	22,980	383,996
Preferred Bank/Los Angeles CA	14,589	1,323,076
Primis Financial Corp	26,604	353,301
Princeton Bancorp Inc	5,880	198,568
Provident Financial Services Inc	134,747	2,851,247
QCR Holdings Inc	20,139	1,720,878
RBB Bancorp	20,175	431,140
Red River Bancshares Inc	6,327	572,214
Renasant Corp	117,042	4,228,727
Republic Bancorp Inc/KY Class A	10,402	733,861
Rhinebeck Bancorp Inc (b)	5,481	84,516
Richmond Mutual BanCorp Inc	9,548	129,565
Riverview Bancorp Inc	24,763	136,196
S&T Bancorp Inc	46,801	1,957,686
SB Financial Group Inc	7,369	154,749
Seacoast Banking Corp of Florida	120,626	3,653,762
Shore Bancshares Inc	31,822	594,435
Sierra Bancorp	14,878	504,662
Simmons First National Corp Class A	180,131	3,503,548
SmartFinancial Inc	15,453	603,903
Sound Financial Bancorp Inc	2,305	100,751
South Plains Financial Inc	15,069	631,391
Southern First Bancshares Inc (b)	9,606	523,527
Southern Missouri Bancorp Inc	10,852	693,877
Southside Bancshares Inc	36,329	1,129,469
SR Bancorp Inc	8,252	139,294
Stellar Bancorp Inc	57,383	2,100,792
Stock Yards Bancorp Inc	1,859	123,232
Texas Capital Bancshares Inc (b)	46,870	4,447,026
Third Coast Bancshares Inc (b)	15,652	592,115
Timberland Bancorp Inc/WA	9,151	360,824
Tompkins Financial Corp	16,962	1,337,284
Towne Bank/Portsmouth VA	106,892	3,599,054
TriCo Bancshares	37,867	1,800,197
Triumph Financial Inc (b)	15,510	925,327
TrustCo Bank Corp NY	21,990	962,722
Trustmark Corp	68,420	2,883,219
UMB Financial Corp	82,398	9,293,670
Union Bankshares Inc/Morrisville VT	539	13,107
United Bankshares Inc/WV	174,018	7,207,826
United Community Bank/SC	152,260	4,794,667
United Security Bancshares/Fresno CA	16,929	177,924
Unity Bancorp Inc	4,653	241,165
Univest Financial Corp	35,124	1,203,348
USCB Financial Holdings Inc	9,302	172,459
Valley National Bancorp	455,615	5,594,952
Virginia National Bankshares Corp	6,128	234,090
WaFd Inc	94,993	2,982,780
Washington Trust Bancorp Inc	24,397	816,324
WesBanco Inc	112,260	3,871,847
West BanCorp Inc	16,268	387,016
Westamerica BanCorp	29,642	1,545,830
Western New England Bancorp Inc	21,773	281,525
WSFS Financial Corp	66,236	4,335,809
		302,763,327
Capital Markets - 0.4%
AlTi Global Inc Class A (b)	53,221	192,660
Artisan Partners Asset Management Inc Class A	35,764	1,301,452
Bakkt Inc Class A (b)(c)	15,840	116,582
Cohen & Steers Inc	3,051	190,840
Diamond Hill Investment Group Inc	2,568	441,953
DigitalBridge Group Inc Class A	220,071	3,393,496
Donnelley Financial Solutions Inc (b)	8,744	412,192
Fold Holdings Inc Class A (b)	3,244	4,282
GCM Grosvenor Inc Class A	7,378	72,304
Innventure Inc (b)(c)	55,912	218,616
MarketWise Inc Class A	2,559	47,904
Miami International Holdings Inc	14,220	553,442
Open Lending Corp (b)	123,847	154,809
Siebert Financial Corp (b)	15,763	30,265
Silvercrest Asset Management Group Inc Class A	8,348	112,197
Virtus Invt Partners Inc	8,026	1,078,293
Wealthfront Corp (b)	13,568	125,504
Westwood Holdings Group Inc	9,185	151,277
		8,598,068
Consumer Finance - 0.9%
Atlanticus Holdings Corp (b)	6,085	319,280
Bread Financial Holdings Inc	56,996	4,268,431
Consumer Portfolio Services Inc (b)(c)	11,316	87,473
Encore Capital Group Inc (b)	27,043	1,896,255
Green Dot Corp Class A (b)	66,908	750,708
Jefferson Capital Inc	19,093	367,158
LendingClub Corp (b)	142,828	2,045,297
Lendingtree Inc (b)	861	36,920
Medallion Financial Corp	21,780	186,437
Navient Corp	84,862	694,171
Nelnet Inc Class A (c)	15,941	2,055,751
Oportun Financial Corp (b)	49,593	228,624
PRA Group Inc (b)	47,917	838,548
PROG Holdings Inc	49,102	1,408,736
Regional Management Corp	9,753	314,534
Vroom Inc (b)	1,388	18,474
World Acceptance Corp (b)	2,928	395,397
		15,912,194
Financial Services - 2.5%
Acacia Research Corp (b)	41,573	199,966
Alerus Financial Corp	29,140	690,909
Better Home & Finance Holding Co Class A (b)(c)	7,434	264,799
Burford Capital Ltd (United States)	91,214	412,287
Cannae Holdings Inc	52,195	593,457
Cass Information Systems Inc	1,803	79,368
Compass Diversified Holdings	83,332	654,990
Enact Holdings Inc	34,476	1,406,966
Essent Group Ltd	115,611	6,756,307
Federal Agricultural Mortgage Corp Class C	1,034	153,394
Finance of America Cos Inc Class A (b)	5,214	86,552
Flywire Corp (b)	13,555	157,780
HA Sustainable Infrastructure Capital Inc	155,550	5,716,463
Jackson Financial Inc	84,090	8,889,995
loanDepot Inc Class A (b)	124,029	176,121
Marqeta Inc Class A (b)	239,909	978,829
Merchants Bancorp/IN	32,370	1,388,997
NewtekOne Inc	31,266	342,363
NMI Holdings Inc (b)	95,588	3,585,506
Onity Group Inc (b)	8,675	340,667
Paysafe Ltd (b)(c)	38,707	263,595
PennyMac Financial Services Inc	36,388	3,180,311
Radian Group Inc	168,762	5,582,647
Repay Holdings Corp Class A (b)	83,094	216,044
Security National Financial Corp Class A	19,666	186,434
Sezzle Inc (b)(c)	1,779	112,593
SWK Holdings Corp	3,023	51,420
Velocity Financial Inc (b)	13,366	241,791
Walker & Dunlop Inc	41,326	1,834,048
Waterstone Financial Inc	18,992	342,426
		44,887,025
Insurance - 1.8%
Abacus Global Management Inc Class A (c)	35,219	277,526
American Coastal Insurance Corp	13,994	157,433
American Integrity Insurance Group Inc	9,296	179,227
Amerisafe Inc	11,496	383,162
Ategrity Specialty Holdings LLC	7,093	140,229
Citizens Inc/TX Class A (b)(c)	56,210	282,736
CNO Financial Group Inc	116,799	4,795,767
Donegal Group Inc Class A	21,395	367,566
eHealth Inc (b)	37,523	48,405
Employers Holdings Inc	27,808	1,144,021
Exzeo Group Inc	6,016	88,255
F&G Annuities & Life Inc	43,426	1,099,546
Genworth Financial Inc Class A (b)	489,917	3,978,126
GoHealth Inc Class A (b)	11,235	16,964
Goosehead Insurance Inc Class A (b)	6,035	257,453
Greenlight Capital Re Ltd Class A (b)	32,446	560,991
Heritage Insurance Holdings Inc (b)	6,996	183,645
Hippo Holdings Inc (b)	9,998	260,548
Horace Mann Educators Corp	50,640	2,161,315
Investors Title Co	1,424	309,492
James River Group Holdings Inc	46,031	289,995
Kingstone Cos Inc	722	10,519
MBIA Inc (b)	53,644	317,036
Mercury General Corp	33,434	2,947,207
NI Holdings Inc (b)	7,259	93,569
Octave Specialty Group Inc (b)	47,930	222,875
ProAssurance Corp (b)	62,151	1,536,373
Safety Insurance Group Inc	18,595	1,350,741
Selective Insurance Group Inc	8,823	665,166
Selectquote Inc (b)	49,681	31,274
SiriusPoint Ltd (b)	114,049	2,456,615
Slide Insurance Holdings Inc (b)(c)	54,460	980,280
Stewart Information Services Corp	37,544	2,311,960
Tiptree Inc Class A	20,674	349,804
United Fire Group Inc	26,254	972,973
Universal Insurance Holdings Inc	24,426	834,392
		32,063,186
Mortgage Real Estate Investment Trusts (REITs) - 1.6%
ACRES Commercial Realty Corp (b)	6,557	126,681
Adamas Trust Inc	106,971	787,307
Angel Oak Mortgage REIT Inc	12,429	102,166
Apollo Commercial Real Estate Finance Inc	87,369	922,617
Arbor Realty Trust Inc (c)	244,451	1,884,717
Ares Commercial Real Estate Corp	68,155	327,144
ARMOUR Residential REIT Inc	141,004	2,351,947
Blackstone Mortgage Trust Inc Class A	198,291	3,797,273
Brightspire Capital Inc Class A	162,961	912,582
Chimera Investment Corp	102,876	1,291,094
Claros Mortgage Trust Inc (b)	112,688	268,197
Dynex Capital Inc	247,146	3,153,583
Ellington Financial Inc	150,551	1,784,029
Franklin BSP Realty Trust Inc	104,116	883,945
Invesco Mortgage Capital Inc (c)	96,756	781,788
Kkr Real Estate Finance Trust Inc	70,990	434,459
Ladder Capital Corp Class A	141,279	1,380,296
Lument Finance Trust Inc (c)	65,100	82,026
MFA Financial Inc	130,836	1,253,409
Nexpoint Real Estate Finance Inc	9,485	127,763
Orchid Island Capital Inc	230,832	1,622,749
Pennymac Mortgage Investment Trust	109,950	1,282,017
Ready Capital Corp	186,653	302,378
Redwood Trust Inc	159,822	896,601
Rithm Property Trust Inc	9,164	122,706
Seven Hills Realty Trust	28,418	233,596
Sunrise Realty Trust Inc	15,244	116,921
TPG Mortgage Investment Trust Inc	35,487	259,410
TPG RE Finance Trust Inc	91,925	717,934
Two Harbors Investment Corp	63,725	727,740
		28,935,075
TOTAL FINANCIALS		433,158,875
Health Care - 10.5%
Biotechnology - 5.8%
4D Molecular Therapeutics Inc (b)	54,660	508,885
Abeona Therapeutics Inc (b)(c)	3,679	16,482
Absci Corp (b)	36,187	108,561
Agios Pharmaceuticals Inc (b)	70,374	2,380,752
Akebia Therapeutics Inc (b)	279,644	388,705
Aktis Oncology Inc (c)	11,841	211,835
Aldeyra Therapeutics Inc (b)	12,868	21,747
Alector Inc (b)	102,930	221,300
Alkermes PLC (b)	50,431	1,783,240
Allogene Therapeutics Inc (b)(c)	193,944	473,223
Anika Therapeutics Inc (b)	15,102	218,979
Annexon Inc (b)	163,083	903,480
Arbutus Biopharma Corp (b)(c)	10,215	45,968
Arcturus Therapeutics Holdings Inc (b)(c)	20,281	156,569
Arcus Biosciences Inc (b)	27,400	591,840
Atrium Therapeutics Inc	994	13,290
aTyr Pharma Inc (b)(c)	6,317	4,927
Aura Biosciences Inc (b)(c)	37,434	250,433
Bicara Therapeutics Inc (b)	36,790	731,753
BioCryst Pharmaceuticals Inc (b)	28,295	269,368
Candel Therapeutics Inc (b)	5,152	25,245
Cardiff Oncology Inc (b)(c)	40,376	65,409
Cartesian Therapeutics Inc (b)	11,382	69,999
Cartesian Therapeutics Inc rights (b)(d)	65,209	18,911
Celcuity Inc (b)	2,204	251,565
Celldex Therapeutics Inc (b)	81,601	2,588,384
Chinook Therapeutics Inc rights (b)(d)	488	0
Cogent Biosciences Inc (b)	10,258	394,830
Coherus Oncology Inc (b)(c)	87,637	148,107
Compass Therapeutics Inc (b)	74,931	396,385
Cullinan Therapeutics Inc (b)	66,950	951,360
Cytokinetics Inc (b)	132,319	8,721,145
Day One Biopharmaceuticals Inc (b)	92,798	1,989,589
Denali Therapeutics Inc (b)	167,052	3,207,398
Design Therapeutics Inc (b)	29,621	315,167
Dianthus Therapeutics Inc (b)(c)	40,729	3,417,978
Dyne Therapeutics Inc (b)	112,832	2,045,644
Editas Medicine Inc (b)	122,141	301,688
Eledon Pharmaceuticals Inc (b)(c)	86,735	267,144
Emergent BioSolutions Inc (b)(c)	64,525	535,558
Enanta Pharmaceuticals Inc (b)	33,666	425,202
Entrada Therapeutics Inc (b)	35,047	442,293
Erasca Inc (b)	235,896	3,816,797
Evommune Inc	6,168	141,802
Fate Therapeutics Inc (b)	135,715	162,858
Foghorn Therapeutics Inc (b)	13,417	64,133
GRAIL Inc (b)	43,772	2,262,137
Heron Therapeutics Inc (b)(c)	165,995	132,813
Humacyte Inc Class A (b)(c)	153,097	92,884
Ideaya Biosciences Inc (b)	105,379	3,511,228
ImmunityBio Inc (b)(c)	64,054	491,294
Inhibikase Therapeutics Inc (b)(c)	120,793	202,932
Inhibrx Biosciences Inc (b)	11,216	754,052
Intellia Therapeutics Inc (b)(c)	138,430	1,774,673
Iovance Biotherapeutics Inc (b)(c)	419,975	1,474,112
Ironwood Pharmaceuticals Inc Class A (b)	15,875	55,721
Jade Biosciences Inc	39,578	556,071
Janux Therapeutics Inc (b)	36,088	501,623
Keros Therapeutics Inc (b)	36,230	399,979
Kodiak Sciences Inc (b)	47,075	1,794,499
Korro Bio Inc (b)	8,299	93,945
Kura Oncology Inc (b)	99,858	811,846
Larimar Therapeutics Inc (b)	58,751	264,380
Lexeo Therapeutics Inc (b)	81,760	469,302
MapLight Therapeutics Inc (c)	11,298	229,688
MeiraGTx Holdings plc (b)	13,765	119,205
Monte Rosa Therapeutics Inc (b)	75,402	1,240,363
Myriad Genetics Inc (b)	113,812	512,154
Neurogene Inc (b)	13,972	281,676
Nkarta Inc (b)	57,720	121,789
Novavax Inc (b)(c)	33,043	268,970
Nurix Therapeutics Inc (b)	126,706	1,963,943
Olema Pharmaceuticals Inc (b)	87,043	1,297,811
OmniAb Operations Inc (b)(d)	3,625	1,704
OmniAb Operations Inc (b)(d)	3,625	1,304
ORIC Pharmaceuticals Inc (b)	58,798	744,971
Oruka Therapeutics Inc (b)	48,007	2,354,743
Palvella Therapeutics Inc (b)(c)	649	80,898
Perspective Therapeutics Inc (b)	77,341	322,512
Praxis Precision Medicines Inc (b)	29,526	9,512,982
Precigen Inc (b)(c)	14,526	56,216
Prime Medicine Inc (b)(c)	127,220	442,726
Protara Therapeutics Inc (b)	63,796	332,377
PTC Therapeutics Inc (b)	18,239	1,242,623
Puma Biotechnology Inc (b)	53,256	340,306
REGENXBIO Inc (b)	58,441	489,736
Relay Therapeutics Inc (b)	175,662	1,747,837
Replimune Group Inc (b)	88,593	677,736
Rezolute Inc (b)	13,231	40,355
Rocket Pharmaceuticals Inc (b)	89,063	318,846
Sana Biotechnology Inc (b)(c)	185,142	533,209
Scholar Rock Holding Corp (b)	8,785	431,871
Solid Biosciences Inc (b)	73,125	526,500
Spyre Therapeutics Inc (b)	28,289	1,426,897
Syndax Pharmaceuticals Inc (b)	7,043	164,524
Tango Therapeutics Inc (b)(c)	138,078	2,888,592
Tectonic Therapeutic Inc (b)(c)	11,285	348,819
Tevogen Bio Holdings Inc Class A (b)(c)	265	1,196
Tonix Pharmaceuticals Holding Corp (b)(c)	16,760	230,450
Travere Therapeutics Inc (b)	6,349	188,629
TriSalus Life Sciences Inc Class A (b)(c)	26,609	106,436
Tyra Biosciences Inc (b)	32,283	1,236,439
Upstream Bio Inc (b)	40,807	367,263
UroGen Pharma Ltd (b)	8,719	156,768
Vanda Pharmaceuticals Inc (b)	69,107	477,529
Vaxcyte Inc (b)	154,500	8,977,995
Verastem Inc (b)	36,301	192,395
Vir Biotechnology Inc (b)	116,882	1,047,263
Viridian Therapeutics Inc (b)	20,853	407,885
Voyager Therapeutics Inc (b)	57,538	222,097
Xencor Inc (b)	88,063	1,062,040
XOMA Royalty Corp (b)	3,507	110,015
Zenas Biopharma Inc (b)	29,158	570,039
		102,127,741
Health Care Equipment & Supplies - 1.1%
Accuray Inc Del (b)	4,092	1,588
Acme United Corp	4,027	180,853
AngioDynamics Inc (b)	36,216	411,776
Artivion Inc (b)	9,897	362,428
Avanos Medical Inc (b)	55,508	777,667
Beta Bionics Inc (b)	5,918	59,298
CapsoVision Inc (c)	11,234	81,896
Carlsmed Inc	3,334	30,173
CONMED Corp	38,724	1,369,281
Embecta Corp	66,098	584,306
Enovis Corp (b)	71,288	1,621,802
ICU Medical Inc (b)	7,518	970,950
Inogen Inc (b)	29,358	181,432
Integra LifeSciences Holdings Corp (b)	82,729	779,307
Kestra Medical Technologies Ltd (b)	4,096	81,633
LivaNova PLC (b)	67,732	4,305,047
Lucid Diagnostics Inc (b)	63,317	72,815
Merit Medical Systems Inc (b)	5,000	344,650
Neogen Corp (b)	271,981	2,526,703
Omnicell Inc (b)	55,610	1,856,262
OraSure Technologies Inc (b)	86,758	260,274
Orthofix Medical Inc (b)	47,900	549,413
OrthoPediatrics Corp (b)	15,916	252,587
Outset Medical Inc (b)	12,664	48,630
Picard Medical Inc (c)	2,786	2,897
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	1,203	7,866
QuidelOrtho Corp (b)	47,636	782,659
Shoulder Innovations Inc	4,115	59,791
STAAR Surgical Co (b)	6,119	114,425
Stereotaxis Inc (b)	4,228	7,780
Strive Inc Class A (b)(c)	54,067	541,751
Tactile Systems Technology Inc (b)	27,325	714,002
Utah Medical Products Inc	3,693	228,929
Varex Imaging Corp (b)	51,254	543,805
		20,714,676
Health Care Providers & Services - 1.1%
Accendra Health Inc (b)	93,808	213,882
AdaptHealth Corp (b)	126,755	1,508,385
Addus HomeCare Corp (b)	11,692	1,094,956
AirSculpt Technologies Inc (b)(c)	4,297	12,161
AMN Healthcare Services Inc (b)	47,571	872,452
Ardent Health Inc (b)	26,779	229,228
Aveanna Healthcare Holdings Inc (b)	16,111	103,755
Brookdale Senior Living Inc (b)	32,545	445,216
Castle Biosciences Inc (b)	35,650	875,208
Community Health Systems Inc (b)	58,480	171,931
Concentra Group Holdings Parent Inc	7,993	171,450
Cross Country Healthcare Inc (b)	38,934	365,980
DocGo Inc Class A (b)	111,821	70,347
Enhabit Inc (b)	61,204	862,364
Fulgent Genetics Inc (b)	26,209	416,723
Innovage Holding Corp (b)	15,671	125,681
LifeStance Health Group Inc (b)	91,692	584,078
Lumexa Imaging Holdings Inc	25,387	218,328
National HealthCare Corp	15,826	2,527,412
NeoGenomics Inc (b)	144,769	1,074,186
Omada Health Inc	15,547	195,426
OPKO Health Inc (b)	512,559	584,317
PACS Group Inc (b)	3,756	120,643
Pediatrix Medical Group Inc (b)	106,375	2,275,361
RadNet Inc (b)	16,252	908,324
SBC Medical Group Holdings Inc (b)	13,772	57,567
Select Medical Holdings Corp	133,535	2,175,285
Sonida Senior Living Inc (b)	2,148	69,273
Strata Critical Medical Inc (b)(c)	86,340	360,901
Surgery Partners Inc (b)	96,619	1,151,698
US Physical Therapy Inc	7,368	552,305
		20,394,823
Health Care Technology - 0.1%
Definitive Healthcare Corp Class A (b)	34,392	42,302
Evolent Health Inc Class A (b)	93,470	213,112
Health Catalyst Inc (b)(c)	79,746	101,277
HealthStream Inc	16,722	346,313
HeartFlow Inc (b)	11,688	284,369
LifeMD Inc (b)	14,631	52,818
Teladoc Health Inc (b)(c)	177,963	969,899
Waystar Holding Corp (b)	20,559	495,677
		2,505,767
Life Sciences Tools & Services - 0.4%
10X Genomics Inc Class A (b)	103,572	2,198,834
Alpha Teknova Inc (b)	598	1,728
Atlantic International Corp (b)	3,858	11,690
Azenta Inc (b)	51,017	1,077,989
Codexis Inc (b)	21,108	34,406
CryoPort Inc (b)	47,056	389,624
Cytek Biosciences Inc (b)	146,039	638,190
Fortrea Holdings Inc (b)	116,207	1,094,670
Ginkgo Bioworks Holdings Inc Class A (b)	49,588	303,974
Lifecore Biomedical Inc (b)	8,737	32,502
Maravai LifeSciences Holdings Inc Class A (b)	136,088	385,129
MaxCyte Inc (b)	125,234	87,977
OmniAb Inc (b)	117,511	184,492
Pacific Biosciences of California Inc (b)	343,892	453,937
Personalis Inc (b)(c)	62,562	398,520
Quanterix Corp (b)	46,919	165,155
Quantum-Si Inc Class A (b)(c)	210,131	162,641
Standard BioTools Inc (b)	362,410	333,164
		7,954,622
Pharmaceuticals - 2.0%
Aardvark Therapeutics Inc (b)(c)	7,016	26,450
Aclaris Therapeutics Inc (b)	114,180	428,175
Alumis Inc (b)	85,290	1,878,940
Amneal Intermediate Inc Class A (b)	22,688	282,012
Amphastar Pharmaceuticals Inc (b)	41,417	811,359
Amylyx Pharmaceuticals Inc (b)	25,757	358,022
Aquestive Therapeutics Inc (b)(c)	83,810	347,812
Arvinas Inc (b)	62,039	657,613
Atea Pharmaceuticals Inc (b)	86,662	466,242
BioAge Labs Inc (b)	37,452	655,035
Biote Corp Class A (b)	24,447	33,003
Definium Therapeutics Inc (b)	84,533	1,597,674
Esperion Therapeutics Inc (b)	196,677	538,895
EyePoint Inc (b)	96,723	1,246,759
Fulcrum Therapeutics Inc (b)	68,442	524,950
Indivior Pharmaceuticals Inc	22,244	677,997
Innoviva Inc (b)	11,170	260,261
LB Pharmaceuticals Inc	11,328	279,348
Ligand Pharmaceuticals Inc (b)	21,312	4,254,942
Maze Therapeutics Inc (b)	30,719	916,962
MBX Biosciences Inc (b)	35,530	1,060,571
Novartis AG rights (b)(d)	31,059	0
Nuvation Bio Inc Class A (b)	276,608	1,186,648
Omeros Corp (b)(c)	9,608	101,460
Pacira BioSciences Inc (b)	46,259	1,045,453
Phathom Pharmaceuticals Inc (b)	41,885	465,342
Prestige Consumer Healthcare Inc (b)	48,742	2,888,939
Rapport Therapeutics Inc (b)	36,681	1,147,748
Septerna Inc (b)	26,529	637,492
SIGA Technologies Inc	10,940	58,529
Supernus Pharmaceuticals Inc (b)	62,858	3,249,131
Supernus Pharmaceuticals Inc rights (b)(d)	332	0
Terns Pharmaceuticals Inc (b)	119,137	6,280,904
Theravance Biopharma Inc (b)	9,289	150,760
Third Harmonic Bio Inc (b)(d)	28,845	0
Tvardi Therapeutics Inc (b)	6,952	22,107
WaVe Life Sciences Ltd (b)	19,953	144,659
		34,682,194
TOTAL HEALTH CARE		188,379,823
Industrials - 12.2%
Aerospace & Defense - 1.0%
AAR Corp (b)	36,456	3,990,474
AerSale Corp (b)	44,185	274,831
AIRO Group Holdings Inc (b)	7,479	56,877
Astronics Corp (b)	3,291	219,608
Beta Technologies Inc Class A (b)	15,373	225,983
Ducommun Inc (b)	17,125	2,089,250
Firefly Aerospace Inc (b)(c)	10,833	308,416
Intuitive Machines Inc Class A (b)(c)	130,426	2,420,707
Mercury Systems Inc (b)	52,138	3,801,382
National Presto Industries Inc (c)	6,442	882,941
Park Aerospace Corp	10,874	297,730
Satellogic Inc Class A (b)	22,555	122,699
V2X Inc (b)	30,348	2,078,838
Voyager Technologies Inc Class A (c)	17,041	398,589
VSE Corp	4,596	847,502
York Space Systems Inc (c)	8,142	180,508
		18,196,335
Air Freight & Logistics - 0.2%
Arrive AI Inc	3,732	2,974
Forward Air Corp Class A (b)	16,603	277,436
Hub Group Inc Class A	74,547	2,686,674
Radiant Logistics Inc (b)	44,706	315,177
		3,282,261
Building Products - 1.0%
American Woodmark Corp (b)	17,805	709,173
Apogee Enterprises Inc	26,434	886,596
Gibraltar Industries Inc (b)	37,280	1,486,354
Insteel Industries Inc	10,463	351,661
Janus International Group Inc (b)	105,507	543,361
JELD-WEN Holding Inc (b)	106,631	132,222
Masterbrand Inc (b)	157,343	1,307,520
Quanex Building Products Corp	57,629	1,035,593
Resideo Technologies Inc (b)	160,489	5,410,085
UFP Industries Inc	68,503	6,310,497
		18,173,062
Commercial Services & Supplies - 1.5%
ABM Industries Inc	74,466	2,868,430
ACCO Brands Corp	114,993	344,979
BrightView Holdings Inc (b)	87,898	1,036,317
CompX International Inc Class A	790	18,454
CoreCivic Inc (b)	108,385	2,049,560
Deluxe Corp	55,110	1,517,729
Ennis Inc	30,172	646,284
Enviri Corp (b)	93,868	1,841,690
Healthcare Services Group Inc (b)	47,961	889,677
HNI Corp	51,522	1,720,320
Interface Inc	63,267	1,576,614
MillerKnoll Inc	85,311	1,233,597
Mobile Infrastructure Corp Class A (b)	16,388	36,709
Montrose Environmental Group Inc (b)	41,141	900,576
NL Industries Inc	12,748	74,321
OPENLANE Inc (b)	130,469	3,803,172
Perma-Fix Environmental Services Inc (b)	18,176	194,301
Pitney Bowes Inc (c)	126,597	1,398,897
Quad/Graphics Inc Class A	10,464	69,167
UniFirst Corp/MA	18,202	4,579,442
Vestis Corp (b)	113,366	891,057
Virco Mfg. Corp	14,406	88,165
		27,779,458
Construction & Engineering - 1.4%
Ameresco Inc Class A (b)	39,997	1,019,924
Arcosa Inc	43,381	4,604,459
Bowman Consulting Group Ltd (b)	820	23,321
Cardinal Infrastructure Group Inc Class A	7,289	289,045
Concrete Pumping Holdings Inc (b)	25,363	181,092
Fluor Corp (b)	200,308	9,344,368
Granite Construction Inc	7,391	886,033
Great Lakes Dredge & Dock Corp (b)	82,305	1,399,185
Legence Corp Class A	20,259	1,143,823
Matrix Service Co (b)	25,827	296,494
NWPX Infrastructure Inc (b)	11,781	917,269
Orion Group Holdings Inc (b)	37,985	414,037
Primoris Services Corp	4,319	617,790
Southland Holdings Inc (b)	14,733	19,152
Tutor Perini Corp	55,320	4,270,151
		25,426,143
Electrical Equipment - 1.6%
Allient Inc	16,772	991,057
Array Technologies Inc (b)(c)	147,619	1,067,285
Atkore Inc	41,993	2,473,808
EnerSys	43,124	7,491,501
Fluence Energy Inc Class A (b)	16,943	233,136
Hyliion Holdings Corp Class A (b)	154,965	272,738
LSI Industries Inc	7,966	148,168
NANO Nuclear Energy Inc (b)(c)	3,103	63,549
Net Power Inc Class A (b)	48,599	75,814
Nextpower Inc Class A (b)	36,329	4,379,461
Plug Power Inc (b)(c)	1,647,510	3,723,373
Power Solutions International Inc (b)(c)	873	53,148
Preformed Line Products Co	2,973	804,940
Shoals Technologies Group Inc (b)	175,258	1,153,198
SunPower Inc Class A (b)(c)	78,441	99,620
Sunrun Inc (b)	282,569	3,831,636
Thermon Group Holdings Inc (b)	35,402	1,784,261
		28,646,693
Ground Transportation - 0.5%
ArcBest Corp	27,910	2,745,228
Covenant Logistics Group Inc Class A	14,458	392,535
Heartland Express Inc	54,100	562,640
Marten Transport Ltd	72,661	954,039
PAMT CORP (b)	6,010	50,784
Proficient Auto Logistics Inc (b)	30,036	203,644
RXO Inc (b)	190,408	2,783,765
Universal Logistics Holdings Inc	8,554	180,832
Werner Enterprises Inc	61,140	1,798,127
		9,671,594
Machinery - 2.5%
3D Systems Corp (b)(c)	176,685	332,168
AirJoule Technologies Corp Class A (b)	39,607	99,414
Alamo Group Inc	8,955	1,477,306
Albany International Corp Class A	25,005	1,305,511
Alliance Laundry Holdings Inc	41,943	869,898
Astec Industries Inc	28,610	1,540,362
Atmus Filtration Technologies Inc	9,628	546,582
Columbus McKinnon Corp/NY	35,455	515,161
Douglas Dynamics Inc	3,859	162,425
Eastern Co/The	7,453	150,849
Enpro Inc	22,917	5,744,147
Gencor Industries Inc (b)	12,957	194,355
Greenbrier Cos Inc/The	37,614	1,980,377
Helios Technologies Inc	41,270	2,670,582
Hillman Solutions Corp (b)	246,339	2,049,540
Hyster-Yale Inc Class A	15,367	499,581
JBT Marel Corp	33,603	4,296,816
Kennametal Inc	94,875	3,427,834
L B Foster Co Class A (b)	11,950	333,405
Manitowoc Co Inc/The (b)	42,705	497,513
Mayville Engineering Co Inc (b)	14,693	263,739
Microvast Holdings Inc (b)	90,919	136,379
Miller Industries Inc/TN	13,766	627,041
Palladyne AI Corp Class A (b)(c)	38,098	231,255
Park-Ohio Holdings Corp	12,252	294,538
Proto Labs Inc (b)	29,673	1,691,954
Standex International Corp	2,749	700,610
Tennant CO	22,560	1,497,984
Terex Corp	80,271	4,744,016
Titan International Inc (b)	60,873	420,632
Trinity Industries Inc	53,328	1,716,095
Wabash National Corp	50,469	435,043
Worthington Enterprises Inc	26,701	1,392,190
		42,845,302
Marine Transportation - 0.4%
Genco Shipping & Trading Ltd	39,757	896,520
Matson Inc	38,318	6,281,853
Pangaea Logistics Solutions Ltd	37,222	263,532
		7,441,905
Passenger Airlines - 0.4%
Allegiant Travel Co (b)(c)	14,804	1,199,716
flyExclusive Inc Class A (b)(c)	8,792	19,870
Frontier Group Holdings Inc (b)(c)	22,497	79,414
JetBlue Airways Corp (b)	369,205	1,631,886
SkyWest Inc (b)	50,258	4,615,192
Sun Country Airlines Holdings Inc (b)	27,413	452,863
		7,998,941
Professional Services - 0.5%
Alight Inc Class A	583,315	339,898
Asure Software Inc (b)	29,123	250,458
Conduent Inc (b)	175,125	224,160
CSG Systems International Inc	3,310	264,601
Falcon's Beyond Global Inc Class A (b)(c)	5,175	72,968
First Advantage Corp (b)	31,123	366,006
Forrester Research Inc (b)	13,986	79,161
Franklin Covey Co (b)(c)	1,691	26,700
HireQuest Inc	6,460	64,471
ICF International Inc	22,999	1,501,605
Kelly Services Inc Class A	38,443	340,221
Kforce Inc	3,959	115,761
Korn Ferry	35,538	2,237,117
Mistras Group Inc (b)	13,412	198,229
Public Policy Holding Co Inc (United States) (e)	2,303	30,123
Resolute Holdings Management Inc (b)	3,232	524,554
Resources Connection Inc	40,567	151,315
Skillsoft Corp Class A (b)(c)	6,168	26,460
TIC Solutions Inc (b)	193,202	1,271,269
TrueBlue Inc (b)	35,310	138,062
TTEC Holdings Inc (b)(c)	25,579	63,948
Willdan Group Inc (b)	5,562	425,827
		8,712,914
Trading Companies & Distributors - 1.2%
Alta Equipment Group Inc Class A	19,522	104,833
BlueLinx Holdings Inc (b)	9,480	513,626
Boise Cascade Co	46,317	3,513,144
Custom Truck One Source Inc Class A (b)	74,022	486,325
Distribution Solutions Group Inc (b)	1,242	32,590
DNOW Inc (b)	231,185	2,753,413
EVI Industries Inc	8,592	176,823
GATX Corp	41,035	7,006,317
Hudson Technologies Inc (b)	47,343	278,377
McGrath RentCorp	7,320	807,250
NPK International Inc (b)	101,943	1,477,154
Rush Enterprises Inc Class A	30,827	2,037,973
Rush Enterprises Inc Class B	8,849	569,433
Titan Machinery Inc (b)	26,317	440,020
Transcat Inc (b)	5,642	414,405
Willis Lease Finance Corp	3,126	532,233
		21,143,916
TOTAL INDUSTRIALS		219,318,524
Information Technology - 7.7%
Communications Equipment - 1.0%
Applied Optoelectronics Inc (b)	16,884	1,428,218
Aviat Networks Inc (b)	14,498	327,800
Clearfield Inc (b)	8,006	211,919
Digi International Inc (b)	46,135	2,223,707
Harmonic Inc (b)	102,781	922,973
Inseego Corp (b)(c)	13,413	149,152
Netgear Inc (b)	33,726	736,576
NetScout Systems Inc (b)	86,829	2,760,294
Ribbon Communications Inc (b)	115,734	245,356
Viasat Inc (b)	153,760	7,042,208
Vistance Networks Inc (b)	103,908	1,891,126
		17,939,329
Electronic Equipment, Instruments & Components - 2.6%
908 Devices Inc (b)	8,304	50,820
Bel Fuse Inc Class A	2,401	432,660
Bel Fuse Inc Class B	12,593	2,493,162
Benchmark Electronics Inc	43,977	2,465,351
CTS Corp	30,697	1,466,089
Daktronics Inc (b)	40,703	795,744
ePlus Inc	32,806	2,468,652
Insight Enterprises Inc (b)	23,979	1,606,833
Itron Inc (b)	29,086	2,606,978
Kimball Electronics Inc (b)	30,028	711,363
Knowles Corp (b)	98,556	2,530,918
Methode Electronics Inc	42,168	232,767
MicroVision Inc (b)(c)	135,279	86,741
Neonode Inc (b)	2,819	3,946
nLight Inc (b)	55,403	3,159,079
PC Connection Inc	13,724	802,305
Plexus Corp (b)	2,315	468,880
Powerfleet Inc NJ (b)(c)	154,037	474,434
Richardson Electronics Ltd/United States	15,168	166,090
Rogers Corp (b)(c)	22,434	2,407,841
Sanmina Corp (b)	36,687	4,756,103
ScanSource Inc (b)	26,998	980,027
TTM Technologies Inc (b)	127,319	12,403,417
Vishay Intertechnology Inc	151,157	2,720,826
Vishay Precision Group Inc (b)(c)	14,864	645,395
Vuzix Corp (b)(c)	6,018	13,902
		46,950,323
IT Services - 0.6%
Applied Digital Corp (b)(c)	71,259	1,691,689
ASGN Inc (b)	51,983	2,012,262
BigBear.ai Holdings Inc (b)(c)	414,211	1,458,023
CSP Inc	1,350	11,677
Fastly Inc Class A (b)	175,960	5,113,398
Grid Dynamics Holdings Inc (b)	15,947	90,898
Hackett Group Inc/The	2,677	34,828
Information Services Group Inc	29,712	114,094
Rackspace Technology Inc (b)(c)	78,262	76,681
Tucows Inc Class A (b)	6,823	117,083
Unisys Corp (b)	14,645	30,314
Whitefiber Inc (c)	5,003	59,586
		10,810,533
Semiconductors & Semiconductor Equipment - 1.9%
ACM Research Inc Class A (b)	63,926	2,515,488
Aehr Test Systems (b)	7,226	267,940
Aeluma Inc (b)(c)	14,189	185,734
Alpha & Omega Semiconductor Ltd (b)	31,127	689,774
Ambiq Micro Inc	7,988	202,975
Axcelis Technologies Inc (b)	35,728	3,325,563
Blaize Holdings Inc Class A (b)	39,014	71,005
CEVA Inc (b)	3,979	74,328
Cohu Inc (b)	56,797	1,739,124
Diodes Inc (b)	57,074	3,895,872
FormFactor Inc (b)	24,458	2,372,181
Ichor Holdings Ltd (b)	42,336	1,973,281
MaxLinear Inc (b)	88,633	1,541,328
Navitas Semiconductor Corp Class A (b)(c)	210,751	1,848,286
Penguin Solutions Inc (b)(c)	64,516	1,135,482
Photronics Inc (b)	71,088	2,872,666
Synaptics Inc (b)	44,076	3,087,083
Ultra Clean Holdings Inc (b)	51,717	3,215,763
Veeco Instruments Inc (b)	73,829	2,499,850
		33,513,723
Software - 1.5%
8x8 Inc (b)	169,050	280,623
A10 Networks Inc	13,087	302,571
Adeia Inc	16,693	401,133
Airship AI Holdings Inc Class A (b)(c)	6,762	15,282
Arteris Inc (b)	34,906	573,855
Bit Digital Inc (b)(c)	401,594	526,088
Blackbaud Inc (b)	8,868	342,393
Box Inc Class A (b)	38,780	916,759
Cerence Inc (b)	37,831	238,714
Cipher Digital Inc (b)(c)	403,628	5,194,692
Cleanspark Inc (b)(c)	314,888	2,679,697
Consensus Cloud Solutions Inc (b)	23,247	551,884
Core Scientific Inc (b)(c)	60,873	910,660
CS Disco Inc (b)	9,887	37,768
Daily Journal Corp (b)(c)	354	170,748
Digital Turbine Inc (b)(c)	47,779	137,604
Domo Inc Class B (b)	5,470	16,738
eGain Corp (b)	6,484	51,159
Expensify Inc Class A (b)	34,351	29,882
I3 Verticals Inc Class A (b)(c)	25,609	572,617
MARA Holdings Inc (b)(c)	472,568	3,856,155
Mitek Systems Inc (b)	43,716	590,166
N-able Inc/US (b)	87,035	406,453
NCR Voyix Corp (b)(c)	173,667	1,099,312
ON24 Inc (b)	45,406	367,789
OneSpan Inc	42,586	448,431
PAR Technology Corp (b)(c)	20,687	275,758
Porch Group Inc (b)	20,992	150,513
Rimini Street Inc (b)	49,730	163,114
Riot Platforms Inc (b)	433,927	5,363,338
Silvaco Group Inc (b)	10,128	71,706
Telos Corp (b)	63,535	266,212
Terawulf Inc (b)(c)	21,172	305,512
Via Transportation Inc Class A (b)	2,664	39,960
Xperi Inc (b)	55,798	312,469
		27,667,755
Technology Hardware, Storage & Peripherals - 0.1%
Corsair Gaming Inc (b)	58,132	322,633
Diebold Nixdorf Inc (b)	1,745	131,642
Eastman Kodak Co (b)	78,043	706,289
GPGI Inc Class A	23,253	397,626
Immersion Corp	36,512	199,356
Turtle Beach Corp (b)	5,900	59,825
Xerox Holdings Corp	152,203	196,342
		2,013,713
TOTAL INFORMATION TECHNOLOGY		138,895,376
Materials - 5.2%
Chemicals - 1.7%
AdvanSix Inc	32,877	802,199
American Vanguard Corp (b)	31,459	78,333
Arq Inc (b)	39,316	100,649
Ascent Industries Co (b)	9,854	131,157
Aspen Aerogels Inc (b)	82,474	282,061
Avient Corp	114,450	4,154,535
Cabot Corp	4,326	325,791
Core Molding Technologies Inc (b)	10,103	226,307
Ecovyst Inc (b)	141,570	1,820,590
Flotek Industries Inc (b)	12,826	217,657
HB Fuller Co	68,063	4,198,126
Innospec Inc	29,366	2,144,305
Intrepid Potash Inc (b)	13,389	572,648
Koppers Holdings Inc	23,287	900,741
Kronos Worldwide Inc	28,665	188,329
LSB Industries Inc (b)	66,638	992,906
Mativ Holdings Inc	67,097	583,744
Minerals Technologies Inc	39,190	2,779,355
Perimeter Solutions Inc (b)	172,981	4,224,196
Quaker Chemical Corp (c)	17,169	2,132,905
Rayonier Advanced Materials Inc (b)	79,405	879,013
Stepan Co	26,840	1,341,463
Tronox Holdings PLC	148,512	1,450,962
Valhi Inc	4,005	57,272
		30,585,244
Containers & Packaging - 0.4%
Ardagh Metal Packaging SA	130,954	530,364
Greif Inc Class A	28,581	1,916,928
Greif Inc Class B	6,818	596,847
Myers Industries Inc	39,279	831,929
O-I Glass Inc (b)	144,327	1,516,877
Ranpak Holdings Corp Class A (b)(c)	57,889	206,664
TriMas Corp	39,615	1,423,763
		7,023,372
Metals & Mining - 3.0%
Alpha Metallurgical Resources Inc (b)	10,062	2,065,427
American Battery Technology Co (b)(c)	73,058	203,832
Coeur Mining Inc (b)	635,322	11,924,994
Commercial Metals Co	138,325	8,497,305
Compass Minerals International Inc (b)(c)	9,135	213,302
Constellium SE (b)	107,374	2,639,253
Ferroglobe PLC	148,464	611,672
Friedman Industries Inc	8,296	147,004
Hecla Mining Co	603,466	11,242,572
Ivanhoe Electric Inc / US (b)	19,502	230,514
Kaiser Aluminum Corp	9,541	1,149,786
Materion Corp	20,746	3,000,909
Metallus Inc (b)	44,783	731,754
Ryerson Holding Corp	54,871	1,233,500
SunCoke Energy Inc	106,612	694,044
Tredegar Corp (b)	32,443	257,922
USA Rare Earth Inc Class A (b)(c)	115,841	1,753,254
Warrior Met Coal Inc	64,788	6,035,002
Worthington Steel Inc	40,842	1,239,555
		53,871,601
Paper & Forest Products - 0.1%
Clearwater Paper Corp (b)	18,995	273,148
Magnera Corp (b)	39,889	379,344
Sylvamo Corp	30,475	1,287,264
		1,939,756
TOTAL MATERIALS		93,419,973
Real Estate - 8.7%
Diversified REITs - 1.0%
AH Realty Trust Inc Class A	104,475	574,613
Alpine Income Property Trust Inc	17,364	312,552
American Assets Trust Inc	66,662	1,227,247
Broadstone Net Lease Inc Class A	237,986	4,348,004
CTO Realty Growth Inc	40,812	754,614
Essential Properties Realty Trust Inc	247,860	7,525,030
Gladstone Commercial Corp	51,524	588,919
Global Net Lease Inc	250,743	2,346,954
Modiv Industrial Inc Class C	13,454	192,661
NexPoint Diversified Real Estate Trust	49,053	229,078
		18,099,672
Health Care REITs - 1.8%
American Healthcare REIT Inc	143,642	6,774,157
CareTrust REIT Inc	252,588	9,257,350
Chiron Real Estate Inc	16,708	552,701
Community Healthcare Trust Inc	36,721	583,497
Diversified Healthcare Trust	273,732	1,817,580
LTC Properties Inc	59,757	2,220,570
National Health Investors Inc	45,666	3,692,553
Sabra Health Care REIT Inc	311,612	5,992,299
Sila Realty Trust Inc	71,015	1,681,635
Strawberry Fields REIT Inc	1,142	13,589
Universal Health Realty Income Trust	3,021	122,260
		32,708,191
Hotel & Resort REITs - 0.7%
Apple Hospitality REIT Inc	283,778	3,266,285
Braemar Hotels & Resorts Inc	74,281	175,303
Chatham Lodging Trust	60,487	476,033
DiamondRock Hospitality Co	108,332	1,015,071
Pebblebrook Hotel Trust	140,287	1,771,825
RLJ Lodging Trust	158,645	1,177,146
Service Properties Trust (c)	193,142	261,707
Summit Hotel Properties Inc	135,627	599,471
Sunstone Hotel Investors Inc	213,242	1,921,310
Xenia Hotels & Resorts Inc	101,917	1,511,429
		12,175,580
Industrial REITs - 0.7%
Industrial Logistics Properties Trust	68,368	388,330
LXP Industrial Trust	73,207	3,386,556
One Liberty Properties Inc	25,199	540,771
Terreno Realty Corp	127,686	7,842,474
		12,158,131
Office REITs - 0.9%
Brandywine Realty Trust	223,150	604,737
COPT Defense Properties	142,215	4,351,780
Douglas Emmett Inc	204,724	1,928,500
Easterly Government Properties Inc	54,449	1,166,842
Empire State Realty Trust Inc Class A	175,749	913,895
Franklin Street Properties Corp	118,372	78,658
Hudson Pacific Properties Inc (b)	66,497	392,997
JBG SMITH Properties	74,889	1,094,128
NET Lease Office Properties	17,933	206,588
Peakstone Realty Trust	45,992	960,773
Piedmont Realty Trust Inc Class A1 (b)	153,790	1,010,400
Postal Realty Trust Inc Class A	32,103	595,832
SL Green Realty Corp	89,909	3,321,238
		16,626,368
Real Estate Management & Development - 0.7%
American Realty Investors Inc (b)	1,638	25,307
Compass Inc Class A (b)	189,207	1,383,103
Cushman & Wakefield Ltd	288,401	3,535,796
Douglas Elliman Inc (b)	91,349	149,812
Forestar Group Inc (b)	23,962	585,631
FRP Holdings Inc (b)	13,965	305,554
Kennedy-Wilson Holdings Inc	150,274	1,625,965
Marcus & Millichap Inc	29,859	793,951
Maui Land & Pineapple Co Inc (b)	294	4,525
Newmark Group Inc Class A	189,546	2,841,295
RE/MAX Holdings Inc Class A (b)	22,398	129,012
RMR Group Inc/The Class A	20,704	320,291
Seaport Entertainment Group Inc (b)	8,940	192,031
Stratus Properties Inc (b)	8,275	252,553
Tejon Ranch Co (b)	25,715	484,471
Transcontinental Realty Investors Inc (b)	1,443	50,332
		12,679,629
Residential REITs - 0.5%
BRT Apartments Corp	14,953	199,473
Centerspace	21,317	1,224,662
Clipper Realty Inc	19,815	59,841
Independence Realty Trust Inc	300,854	4,479,716
NexPoint Residential Trust Inc	20,026	500,650
Veris Residential Inc	98,857	1,865,432
		8,329,774
Retail REITs - 2.0%
Acadia Realty Trust	165,453	3,163,461
CBL & Associates Properties Inc	5,704	219,205
Curbline Properties Corp	121,631	3,136,863
FrontView REIT Inc	26,734	413,575
Getty Realty Corp	68,414	2,175,565
InvenTrust Properties Corp	97,403	2,966,895
Kite Realty Group Trust	271,717	6,670,652
Macerich Co/The	321,197	6,070,623
NETSTREIT Corp	80,203	1,510,222
Phillips Edison & Co Inc	128,968	4,825,983
Saul Centers Inc	1,712	55,777
SITE Centers Corp	63,464	342,706
Tanger Inc	13,770	467,905
Urban Edge Properties	159,359	3,183,993
Whitestone REIT	56,631	914,591
		36,118,016
Specialized REITs - 0.4%
Farmland Partners Inc	48,826	548,316
Four Corners Property Trust Inc	133,360	3,153,964
Gladstone Land Corp	44,681	455,746
Safehold Inc	71,930	973,213
Smartstop Self Storage REIT Inc	69,970	2,118,692
		7,249,931
TOTAL REAL ESTATE		156,145,292
Utilities - 5.4%
Electric Utilities - 1.6%
Genie Energy Ltd Class B	23,744	335,739
Hawaiian Electric Industries Inc (b)	203,858	3,025,253
MGE Energy Inc	22,037	1,703,240
Oklo Inc Class A (b)(c)	116,312	5,767,912
Otter Tail Corp	44,706	3,923,846
Portland General Electric Co	140,903	7,435,451
TXNM Energy Inc	124,419	7,273,535
		29,464,976
Gas Utilities - 1.9%
Chesapeake Utilities Corp	19,311	2,440,331
New Jersey Resources Corp	125,639	6,900,094
Northwest Natural Holding Co	51,939	2,764,194
ONE Gas Inc	74,339	6,402,818
RGC Resources Inc	9,907	218,449
Southwest Gas Holdings Inc	85,354	7,417,263
Spire Inc	72,580	6,571,393
		32,714,542
Independent Power and Renewable Electricity Producers - 0.5%
Hallador Energy Co (b)	2,837	46,186
Montauk Renewables Inc (b)	66,623	76,616
Ormat Technologies Inc	75,900	8,494,729
		8,617,531
Multi-Utilities - 0.9%
Avista Corp (c)	101,476	4,073,247
Black Hills Corp	94,705	6,573,474
Northwestern Energy Group Inc	76,870	5,068,808
Unitil Corp	22,074	1,153,145
		16,868,674
Water Utilities - 0.5%
American States Water Co	16,595	1,254,914
California Water Service Group	74,846	3,393,518
Consolidated Water Co Ltd	13,284	439,966
Global Water Resources Inc	1,334	10,125
H2O America (c)	41,487	2,434,042
Middlesex Water Co	19,693	1,025,021
Pure Cycle Corp (b)	24,904	250,534
York Water Co/The	15,105	459,947
		9,268,067
TOTAL UTILITIES		96,933,790
TOTAL UNITED STATES		1,717,447,735
TOTAL COMMON STOCKS (Cost $1,538,854,132)		1,797,885,345

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (h) (Cost $352,473)	3.64	354,000	352,461

Money Market Funds - 5.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.69	5,626,028	5,627,153
Fidelity Securities Lending Cash Central Fund (i)(j)	3.69	97,576,252	97,586,010
TOTAL MONEY MARKET FUNDS (Cost $103,213,163)			103,213,163

TOTAL INVESTMENT IN SECURITIES - 105.5% (Cost $1,642,419,768)	1,901,450,969
NET OTHER ASSETS (LIABILITIES) - (5.5)% (f)	(99,707,353)
NET ASSETS - 100.0%	1,801,743,616

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	29	6/2026	3,642,690	63,372

The notional amount of long futures as a percentage of Net Assets is 0.2%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $30,123 or 0.0% of net assets.

(f)	Includes $260,817 of cash collateral to cover margin requirements for futures contracts.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $352,461.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $9,301,380.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,473,990	191,271,057	197,118,043	103,093	149	-	5,627,153	5,626,028	0.0%
Fidelity Securities Lending Cash Central Fund	43,294,030	441,058,718	386,766,464	724,687	(274)	-	97,586,010	97,576,252	0.3%
Total	54,768,020	632,329,775	583,884,507	827,780	(125)	-	103,213,163

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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